Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party TransactionsCertain amounts of the Company's indebtedness have historically, and with regard to the $80.0 million of Subordinated Notes, are currently, held by five financial institutions. As of March 31, 2021, three of the financial institutions, Highbridge Capital Management, LLC (“Highbridge”), Mudrick Capital Management, L.P (“Mudrick”) and, Whitebox Advisors, LLC (“Whitebox”), held more than 10% of the common stock of the Company and, as a result, each are considered a related party (the "Related Parties") in accordance with ASC 850, Related Party Disclosures. For the three months ended March 31, 2021 and 2020, Interest expense, net of capitalized interest included $1.8 million and $17.9 million, respectively, for the debt held by Related Parties. As of March 31, 2021 and December 31, 2020, the Related Parties held a total $73.0 million and $71.2 million, respectively, of debt. Additionally, during 2020, the Company's Compensation Committee and Board of Directors approved annual Director compensation arrangements for non-employee directors, of which $0.2 million is payable to Mudrick as of March 31, 2021. During the three months ended March 31, 2020, the Company paid $0.1 million to Mudrick and Mudrick vested in 5,047 restricted stock units that will convert into the same number of shares of the Company's common stock upon the Mudrick representative no longer serving on the Company's Board of Directors.In connection with the closing of the Public Offering on October 6, 2020, Highbridge and Mudrick acquired 833,333, and 3,222,222 of the units, consisting of shares of common stock and Public Offering Warrants, issued in the Public Offering, respectively. Refer to Note 13 - Stockholders' Equity for further information.	Related Party TransactionsCertain amounts of the Company's indebtedness disclosed in Note 9 - Debt, Net have historically, and with regard to the $80.0 million of Subordinated Notes, are currently, held by five financial institutions. As of December 31, 2020, three of the financial institutions, Highbridge Capital Management, LLC (“Highbridge”), Mudrick Capital Management, L.P (“Mudrick”) and, Whitebox Advisors, LLC (“Whitebox”), held more than 10% of the common stock of the Company and, as a result, each are considered a related party (the "Related Parties") in accordance with ASC 850, Related Party Disclosures. For the years ended December 31, 2020 and 2019, Interest expense, net of capitalized interest included $31.3 million and $57.6 million, respectively, for the debt held by Related Parties. As of December 31, 2020 and 2019, the Related Parties held a total $71.2 million and $497.2 million, respectively, of debt. Additionally, the Company's Compensation Committee and Board of Directors approved annual Director compensation arrangements for non-employee directors, of which $0.2 million is payable to Mudrick. During the year ended December 31, 2020, the Company paid $0.1 million to Mudrick and Mudrick vested in 5,047 restricted stock units that will convert into the same number of shares of the Company's common stock upon the Mudrick representative no longer serving on the Company's Board of Directors.In connection with the closing of the Public Offering on October 6, 2020, Highbridge and Mudrick acquired 833,333, and 3,222,222 of the units, consisting of shares of common stock and warrants to purchase common stock, issued in the Public Offering, respectively. Refer to Note 13 - Stockholders' Equity for further information.